Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 13,225	$ 17,990
Federal funds sold	535	110
Interest-bearing deposits in banks	81,717	40,836
Cash and cash equivalents	95,477	58,936
Securities available for sale, at fair value (amortized cost of $81,764 and $136,980)	83,653	138,099
Loans, net of allowance for loan losses of $21,917 and $20,350	737,761	806,212
Premises and equipment, net	14,286	15,056
Other real estate owned	20,332	13,199
Bank-owned life insurance	6,510	6,309
Goodwill and other intangible assets, net	3,562	3,786
Other assets	23,654	25,333
Total assets	985,235	1,066,930
Deposits:
Noninterest-bearing	106,939	95,725
Interest-bearing demand	147,716	140,531
Savings	20,062	20,117
Money market	255,285	265,840
Time deposits	316,927	401,532
Total deposits	846,929	923,745
Short-term borrowings	14,384	15,075
Other borrowings	8,581	10,536
Federal Home Loan Bank advances	16,653	17,658
Subordinated debt to nonconsolidated subsidiaries	10,310	10,310
Other liabilities	4,248	3,803
Total liabilities	901,105	981,127
Commitments and contingencies (Notes 17 and 20)
Shareholders' equity
Preferred stock, par value $1 per share:authorized 10,000,000 shares, none issued	0	0
Common stock, par value $1 per share: shares authorized 20,000,000, issued 7,201,346	7,201	7,201
Additional paid-in capital	48,656	48,634
Retained earnings	27,103	29,275
Treasury stock, at cost, 2,210 and 2,483 shares	(1)	(1)
Accumulated other comprehensive income, net	1,171	694
Total shareholders' equity	84,130	85,803
Total liabilities and shareholders' equity	$ 985,235	$ 1,066,930